UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23964

Diamond Hill Securitized Credit Fund

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

Jo Ann Quinif

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-255-3333

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Annual Report

December 31, 2025

Diamond Hill Securitized Credit Fund

This material must be preceded or accompanied by a current prospectus.
Not FDIC insured | No bank guarantee | May lose value

Table of Contents

Our Shared Investment Principles	1
Management Discussion of Fund Performance (Unaudited)
Diamond Hill Securitized Credit Fund	2
Financial Statements
Schedule of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Report of Independent Registered Public Accounting Firm	25
Other Items	26
Schedule of Shareholder Expenses	32
Management of the Trust	33

Our Shared Investment Principles

Our shared investment principles

Active, fundamental approach

An active, research-driven approach that capitalizes on our intellectual curiosity and unique insights is essential to deliver better returns than benchmarks or peers.

Ownership

Investing with an ownership mentality requires deep due diligence to build the conviction needed to invest over the long term.

Long term

Focusing on the long term allows us to look beyond near-term noise, allowing clients to realize the benefits of our deep, disciplined research process.

Valuation discipline

We believe the best way to compound returns is to take an ownership stake in an investment at a discount to its underlying value and have the discipline to wait for that value to be realized.

Strategic capacity management

Prudent capacity management protects our ability to generate competitive long-term investment results for our clients.

DIAMOND HILL SECURITIZED CREDIT FUND | ANNUAL REPORT | DECEMBER 31, 2025 | DIAMOND-HILL.COM 1

Management Discussion of Fund Performance (Unaudited)
Diamond Hill Securitized Credit Fund

Performance Discussion

The Diamond Hill Securitized Credit Fund Class I returned 12.44% for the year ended December 31, 2025. The portfolio is allocated across the securitized market, specifically focused on the asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), and residential mortgage-backed securities (RMBS) sectors.

Key contributors

·	The below-investment-grade and non-rated components of the Fund generated strong performance over the past year, well ahead of the Fund’s investment grade allocation.

·	Consumer unsecured ABS delivered the best subsector return within the Fund, benefitting from continued resilience in the consumer space and a focus on the prime and near-prime segments of the market.

·

Within non-agency RMBS, reverse mortgages were the best-performing segment and contributed the second most to overall performance. In non-agency CMBS, commercial real estate collateralized loan obligations (CRE CLO) led performance.

Key detractors

·

The latter part of the year saw the impact of the Tricolor bankruptcy and subsequent price adjustments on the firm’s subprime auto ABS deals detract from total performance, representing the only negative segment of the portfolio in 2025.

·	While delivering positive performance, agency RMBS trailed the other segments of the Fund and served as a drag on overall performance.

·	Second-lien non-agency RMBS, a minimal allocation in the Fund, generated the lowest return for 2025 and modestly weighed on performance.

2 DIAMOND HILL SECURITIZED CREDIT FUND | ANNUAL REPORT | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Securitized Credit Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2025

	Inception Date	One Year	Since Inception* (09/30/24)	Expense Ratios
PERFORMANCE AT NAV
Class I	12/13/2024	12.44%	14.79%	1.75%
Class R	9/30/2024	12.78%	15.24%	1.35%
BENCHMARK
Bloomberg US Aggregate Bond Index		7.30%	4.02%

GROWTH OF $50,000,000

Comparison of the change in value of $50,000,000 Investment in the Diamond Hill Securitized Credit Fund Class R(A) and the Bloomberg US Aggregate Bond Index.

*	Class I Shares include performance based on Class R Shares, which was achieved prior to the creation of Class I Shares on December 13, 2024.
(A)

The growth of $50,000,000 chart represents the performance of Class R Shares only, which will vary from the performance of Class I Shares based on the difference in loads and fees paid by shareholders in the different classes.

Past performance does not predict future performance. The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents the comparison of a hypothetical $50,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Bloomberg US Aggregate Bond Index. The index is unmanaged, and it is not possible to invest directly in an index.

DIAMOND HILL SECURITIZED CREDIT FUND | ANNUAL REPORT | DECEMBER 31, 2025 | DIAMOND-HILL.COM 3

Diamond Hill Securitized Credit Fund
Schedule of Investments
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 93.7%
ABS-Other — 5.5%
Accelerated Assets, LLC, Series 2021-1H, Class D (a)	3.580%	10/20/40	$486,718	$450,474
ACHD Trust, Series 2025-DS1, Class B (a)	9.380%	01/09/34	1,000,000	1,000,813
AMDR ABS Trust, Series 2025-1A, Class B (a)	9.691%	12/19/33	2,375,000	2,375,211
US Bank NA, Series 2025-SUP2, Class R (1* SOFR30A + 650) (a)(b)	10.374%	09/25/32	3,514,253	3,514,216
				7,340,714

Agency MBS CMO Derivatives — 0.7%
FHLMC, Series 3866, Class DS (IO) (-2* SOFR30A + 921) (b)	0.903%	05/15/41	318,205	255,221
GNMA, Series 2021-158, Class MT (IO) (-3.33* SOFR30A + 11) (b)	0.000%	08/20/51	1,605,260	639,301
				894,522
Auto Loan — 7.4%
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class G (a)	11.395%	09/15/32	1,045,815	1,074,170
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class G (a)	10.219%	06/15/33	1,660,643	1,672,563
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class G (a)	10.783%	09/15/33	720,677	723,063
Merchants Fleet Funding, LLC, Series 2025-1A, Class E (a)	8.480%	01/20/39	1,000,000	1,002,495

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 7.4% continued
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class E (a)	10.739%	04/25/34	$1,750,000	$1,756,820
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class G (a)	11.049%	01/16/34	1,500,000	1,502,736
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class D (a)	9.685%	09/26/33	2,032,650	2,046,154
				9,778,001
CRE/CLO — 1.3%
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (a)(b)	6.327%	05/15/38	1,850,000	1,777,783
Credit Cards — 6.1%
Genesis Sales Finance Master Trust, Series 2024-B, Class F (a)	13.370%	12/20/32	2,000,000	2,028,427
Perimeter Master Note Business Trust, Series 2025-1A, Class D (a)	12.800%	12/16/30	6,000,000	6,042,978
				8,071,405
HECM — 22.6%
Boston Lending Trust, Series 2021-1, Class A (a)	2.000%	07/25/61	1,337,235	1,193,707
Brean Asset Backed Securities Trust, Series 2025-RM10, Class M4 (a)	5.000%	01/25/65	1,882,937	1,538,368
Brean Asset Backed Securities Trust, Series 2025-RM12, Class M4 (a)	4.500%	07/25/65	2,392,903	1,824,428

4 DIAMOND HILL SECURITIZED CREDIT FUND | ANNUAL REPORT | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Securitized Credit Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 93.7% continued
HECM — 22.6% continued
Brean Asset Backed Securities Trust, Series 2025-RM13, Class M4 (a)	4.250%	10/25/65	$1,762,832	$1,277,697
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M4 (a)	4.500%	03/25/78	5,593,170	4,766,776
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M2 (a)	4.500%	03/25/78	1,964,020	1,794,315
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M3 (a)	4.500%	03/25/78	1,162,317	1,032,666
Finance of America, Series 2025-HB1, Class M5 (a)	6.000%	11/25/28	3,100,000	2,886,975
Finance of America HECM Buyout, Series 2024-HB1, Class M5 (a)	6.000%	10/01/34	3,000,000	2,753,035
Ocwen Loan Investment Trust, Series 2025-HB2, Class M5 (a)	3.000%	11/25/38	5,600,000	4,316,855
Onity Loan Investment Trust, Series 2025-HB1, Class M4 (a)	3.000%	06/25/38	2,000,000	1,731,730
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (a)	4.704%	11/25/31	1,580,000	1,503,926
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (a)	4.000%	08/25/62	3,750,000	3,409,221
				30,029,699

	Coupon	Maturity	Shares / Par Value	Fair Value
Laboratory — 4.1%
Life Financial Services Trust, Series 2021-BMR, Class F (1* TSFR1M + 246) (a)(b)	6.214%	03/15/38	$2,275,000	$2,216,931
Life Financial Services Trust, Series 2021-BMR, Class G (1* TSFR1M + 306) (a)(b)	6.814%	03/15/38	1,225,000	1,189,907
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (a)(b)	5.843%	05/15/39	2,250,000	2,027,887
				5,434,725
Multifamily — 3.5%
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class B1 (1* SOFR30A + 550) (a)(b)	9.374%	07/25/41	2,500,000	2,500,020
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class B1 (1* SOFR30A + 600) (a)(b)	9.874%	10/25/44	2,125,000	2,196,081
				4,696,101
Non-Agency MBS 2.0 - 1.5%
Flagstar Mortgage Trust, Series 2019-2, Class B5 (a)	4.000%	12/25/49	926,390	651,630
JP Morgan Mortgage Trust, Series 2018-1, Class B5 (a)	3.576%	06/25/48	928,000	617,421
JP Morgan Mortgage Trust, Series 2018-3, Class B5 (a)	3.698%	09/25/48	993,601	688,067
				1,957,118

DIAMOND HILL SECURITIZED CREDIT FUND | ANNUAL REPORT | DECEMBER 31, 2025 | DIAMOND-HILL.COM 5

Diamond Hill Securitized Credit Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 93.7% continued
Office — 8.2%
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class A (a)	2.627%	01/15/32	$2,500,000	$2,209,438
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class D (a)(c)	3.289%	01/15/32	775,000	435,858
COLEM Mortgage Trust, Series 2022-HLNE, Class B (a)	2.461%	04/12/42	2,000,000	1,842,843
COLEM Mortgage Trust, Series 2022-HLNE, Class D (a)	2.461%	04/12/42	1,800,000	1,541,559
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (a)	5.014%	10/15/43	1,065,000	1,038,857
Drop Mortgage Trust, Series 2021-FILE, Class B (1* TSFR1M + 181) (a)(b)	5.564%	10/15/43	838,000	775,529
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class D (a)	8.623%	09/15/40	3,000,000	3,021,888
				10,865,972
Residential Transition Loan — 1.8%
ROC Mortgage Trust, Series 2025-RTL1, Class M2 (a)	8.539%	02/25/40	2,400,000	2,394,281
Second Lien — 2.8%
Point Securitization Trust, Series 2025-2, Class B1 (a)	7.000%	09/25/55	1,200,000	1,040,257

	Coupon	Maturity	Shares / Par Value	Fair Value
Second Lien — 2.8% continued
Splitero Trust, Series 2025-1, Class B1 (a)	7.000%	12/25/55	$1,750,000	$1,543,718
Unlock HEA Trust, Series 2025-2, Class C (a)	6.000%	11/25/41	1,500,000	1,162,769
				3,746,744
Single Family Rental — 2.0%
Progress Residential Trust, Series 2021-SFR3, Class A (a)	1.637%	05/17/26	149,545	148,599
Progress Residential Trust, Series 2021-SFR6, Class D (a)	2.225%	07/17/38	2,556,000	2,524,466
				2,673,065
Small Business — 6.2%
CPC Asset Securitization, LLC, Series 2025-1A, Class D (a)	11.240%	07/15/31	2,580,000	2,578,777
Kapitus Asset Securitization, LLC, Series 2024-1A, Class D (a)	9.900%	09/10/31	2,100,000	2,095,452
Mulligan Asset Securitization Loans, Series 2024-1, Class C (a)	12.057%	10/15/31	2,500,000	2,544,969
Mulligan Asset Securitization Loans, Series 2024-1, Class C NEW (a)	12.057%	10/15/31	1,000,000	1,017,988
				8,237,186
Unsecured Consumer — 20.0%
Cherry Securitization Trust, Series 2024-1A, Class D (a)	12.280%	04/15/32	3,000,000	3,061,544

6 DIAMOND HILL SECURITIZED CREDIT FUND | ANNUAL REPORT | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Securitized Credit Fund
Schedule of Investments (Continued)
December 31, 2025

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 93.7% continued
Unsecured Consumer — 20.0% continued
Cherry Securitization Trust, Series 2025-1A, Class D (a)	12.690%	11/15/32	$4,010,000	$4,130,848
Freedom Financial, Series 2022-4FP, Class CTF (a) (c)	0.000%	12/18/29	25,976	4,961,416
Marlette Funding Trust, Series 2024-1, Class R (a) (c)	0.000%	09/15/33	5,000	778,000
Oportun Funding, LLC, Series 2025-A, Class E (a)	10.000%	02/08/33	1,500,000	1,498,994
Oportun Funding, LLC, Series 2025-D, Class E (a)	10.820%	02/08/33	2,000,000	1,993,297
Oportun Funding, LLC, Series 2025-B, Class E (a)	9.400%	05/09/33	1,000,000	1,007,881
Oportun Funding, LLC, Series 2025-C, Class E (a)	9.200%	07/08/33	1,800,000	1,792,006
Pagaya AI Debt Selection Trust, Series 2025-3, Class E (a)	12.626%	12/15/32	2,499,495	2,566,909
Pagaya Point of Sale Holdings, Series 2025-1, Class F (a)	12.000%	01/20/34	2,000,000	1,907,564
Pagaya Point of Sale Holdings Grantor Trust, Series 2025-2, Class F (a)	12.000%	07/20/33	3,000,000	2,806,709
				26,505,168

Total Securitized
(Cost $117,524,353)				$124,402,484

	Shares	Fair Value
Registered Investment Companies — 5.3%
State Street Institutional US Government Money Market Fund - Premier Class, 3.74% (d) (Cost $7,040,287)	7,040,287	$7,040,287

Total Investment Securities — 99.0%
(Cost $124,564,640)		$131,442,771

Other Assets in Excess of Liabilities — 1.0%		1,367,289

Net Assets — 100.0%		$132,810,060

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of December 31, 2025 was $123,507,962, representing 93.0% of net assets.

(b)

Variable rate security. The rate shown is the effective interest rate as of December 31, 2025. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(c)

Illiquid and fair valued security, using observable inputs, as adopted under procedures approved by the Board of Trustees. The total fair value of these securities as of December 31, 2025 was $6,175,274, representing 4.6% of net assets.

(d)	The rate shown is the 7-day effective yield as of December 31, 2025.

IO - Interest Only

NA - National Association

SOFR - Secured Overnight Financing Rate

TSFR - CME Term SOFR

See accompanying Notes to Financial Statements.

DIAMOND HILL SECURITIZED CREDIT FUND | ANNUAL REPORT | DECEMBER 31, 2025 | DIAMOND-HILL.COM 7

Diamond Hill Securitized Credit Fund
Tabular Presentation of Schedule of Investments
December 31, 2025

Sector Allocation	% of Net Assets
Securitized	93.7%
Registered Investment Companies	5.3%
Other
Net Other Assets (Liabilities)	1.0%
100.0%

Bloomberg US Aggregate Bond Index Sector Allocation	% of Index
Treasury	45.5%
Agency RMBS/CMBS	25.2%
Corporate Credit	23.9%
Non-Corporate Credit	3.7%
Non-Agency RMBS/CMBS	0.7%
Agency	0.6%
Asset-Backed Securities	0.4%
100.0%

8 DIAMOND HILL SECURITIZED CREDIT FUND | ANNUAL REPORT | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Securitized Credit Fund
Statement of Assets and Liabilities
December 31, 2025

Assets
Investments at cost	$124,564,640
Investments at fair value	$131,442,771
Receivable for fund shares issued	1,065,319
Receivable for dividends and interest	457,465
Total Assets	132,965,555

Liabilities
Payable to Investment Adviser	139,631
Payable to Administrator	11,468
Other accrued expenses	4,396
Total Liabilities	155,495

Contingencies and Commitments	—

Net Assets	$132,810,060

Components of Net Assets
Paid-in capital	$127,767,136
Distributable earnings	5,042,924
Net Assets	$132,810,060
Net Assets
Class I Shares	$879,941
Class R Shares	$131,930,119
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Class I Shares	82,792
Class R Shares	12,421,296
Net Asset Value, offering and redemption price per share:
Class I Shares	$10.63
Class R Shares	$10.62

See accompanying Notes to Financial Statements.

DIAMOND HILL SECURITIZED CREDIT FUND | ANNUAL REPORT | DECEMBER 31, 2025 | DIAMOND-HILL.COM 9

Diamond Hill Securitized Credit Fund
Statement of Operations
For the year ended December 31, 2025

Investment Income
Dividends	$210,622
Interest	6,898,005
Total investment income	7,108,627

Expenses
Investment management fees	1,218,699
Administration fees	100,683
Other fees	3,596
TOTAL EXPENSES	1,322,978

Net Investment Income	5,785,649

Realized and Unrealized Gains(Losses) on Investments
Net realized losses on investment transactions	(2,069,227)
Net changes in unrealized appreciation (depreciation) on investments	6,802,023
Net Realized and Unrealized Gains on Investments	4,732,796

Change in Net Assets from Operations	$10,518,445

See accompanying Notes to Financial Statements.

10 DIAMOND HILL SECURITIZED CREDIT FUND | ANNUAL REPORT | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Securitized Credit Fund
Statements of Changes in Net Assets

	For the year ended December 31, 2025	For the period ended December 31, 2024*
From Operations
Net investment income	$5,785,649	$949,866
Net realized gains(losses) on investment transactions	(2,069,227)	61,258
Net change in unrealized appreciation (depreciation) on investments	6,802,023	76,108
Change in Net Assets	10,518,445	1,087,232

Distributions to Shareholders
Class I Shares	(47,747)	(2,264)
Class R Shares	(6,289,253)	(951,777)
Change in Net Assets from Distributions to Shareholders	(6,337,000)	(954,041)
Change in Net Assets from Capital Transactions	76,572,383	51,823,041

Total Change in Net Assets	80,753,828	51,956,232

Net Assets:
Beginning of period	52,056,232	100,000
End of period	$132,810,060	$52,056,232

Capital Transactions
Class I Shares
Proceeds from shares sold	$1,260,000	$240,000
Reinvestment of distributions	47,747	2,264
Exchange to Class R Shares	(711,854)	—
Change in Net Assets from Class I Shares Transactions	595,893	242,264
Class R Shares
Proceeds from shares sold	76,493,746	51,564,000
Reinvestment of distributions	422,869	16,777
Exchange from Class I Shares	711,854	—
Payments for shares redeemed	(1,651,979)	—
Change in Net Assets from Class R Shares Transactions	75,976,490	51,580,777
Change in Net Assets from Capital Transactions	$76,572,383	$51,823,041
Share Transactions:
Class I Shares
Issued	122,899	23,833
Reinvested	4,546	226
Exchange to Class R Shares	(68,712)	—
Change in Shares Outstanding	58,733	24,059
Class R Shares
Issued	7,299,366	5,155,167
Reinvested	40,050	1,673
Exchange from Class I Shares	68,712	—
Redeemed	(153,672)	—
Change in Shares Outstanding	7,254,456	5,156,840
Change in Total Shares Outstanding	7,313,189	5,180,899

*

Represents the period from commencement of operations (December 13, 2024) through December 31, 2024 for Class I Shares and the period from the commencement of operations (September 30, 2024) through December 31, 2024 for Class R Shares.

See accompanying Notes to Financial Statements.

DIAMOND HILL SECURITIZED CREDIT FUND | ANNUAL REPORT | DECEMBER 31, 2025 | DIAMOND-HILL.COM 11

Diamond Hill Securitized Credit Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

	Net asset value beginning of period	Net investment income(B)	Net realized and unrealized gains on investments	Total from investment operations	Dividends from net investment income
Securitized Credit Fund (A)
Class I Shares
For the year ended December 31, 2025	$10.03	0.57	0.65	1.22	(0.62)
For the period ended December 31, 2024	$10.07	0.03	0.03	0.06	(0.10)

Class R Shares
For the year ended December 31, 2025	$10.03	0.62	0.63	1.25	(0.66)
For the period ended December 31, 2024	$10.00	0.19	0.03	0.22	(0.19)

(A)	Inception date of Class I was December 13, 2024 and inception date of Class R was September 30, 2024.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Not annualized.

(E)	Annualized.

See accompanying Notes to Financial Statements.

12 DIAMOND HILL SECURITIZED CREDIT FUND | ANNUAL REPORT | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value end of period	Total Return		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

—	(0.62)	$10.63	12.44%		$880	1.75%		5.47%		46%
—	(0.10)	$10.03	0.55	%(D)	$241	1.75	%(E)	6.47	%(E)	24	%(D)

—	(0.66)	$10.62	12.78%		$131,930	1.35%		5.92%		46%
—	(0.19)	$10.03	2.18	%(D)	$51,815	1.35	%(E)	7.57	%(E)	24	%(D)

DIAMOND HILL SECURITIZED CREDIT FUND | ANNUAL REPORT | DECEMBER 31, 2025 | DIAMOND-HILL.COM 13

Diamond Hill Securitized Credit Fund
Notes to Financial Statements
December 31, 2025

Organization

Diamond Hill Securitized Credit Fund (the “Fund”) is organized as a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously-offered, non-diversified, closed-end management investment company. The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act. The Fund’s investment objective is to seek to maximize total return. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in securitized bond investments. Securitized bond investments are also referred to as “structured product securities” or “structured products.” Securitized bond investments include interests in pools of secured loans backed by commercial real estate, residential real estate, commercial or consumer loans, and securitizations such as agency and non-agency mortgage-backed securities (“MBS”) (including commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), and collateralized mortgage obligations (“CMOs”)), asset-backed securities (“ABS”), and other similar securities and related instruments. Shareholders will be given 60 days prior notice of any change in the Fund’s policy to invest at least 80% of net assets in securitized bond investments. The Fund commenced operations on September 30, 2024. The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

The Fund engages in a continuous offering of shares of beneficial interest of the Fund (“Shares”). The Fund currently offers two classes of shares: Class I Shares which are sold without any sales loads and subject to a $2,500 initial investment minimum and Class R Shares which are sold without any sales loads and subject to a $50,000,000 initial investment minimum. As of December 31, 2025, Class A Shares (to be sold without any sales loads, but subject to Distribution and Shareholder Servicing Fees of 0.50% of the average daily net assets of Class A Shares and subject to a $2,500 initial investment minimum) are not currently offered. Each class of shares has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares.

The Fund operates as a single operating segment which is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Treasurer of the Fund. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement - In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and

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Diamond Hill Securitized Credit Fund
Notes to Financial Statements (Continued)
December 31, 2025

remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management concludes that there is no impact of these changes on the Fund’s financial statements.

Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies.

Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Fund maximizes the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales price is not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Investments in other open-end investment companies are valued at their reported net asset value (“NAV”) per share. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity (i.e., market transactions for normal, institutional-size trading units of similar securities), readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

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Diamond Hill Securitized Credit Fund
Notes to Financial Statements (Continued)
December 31, 2025

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are valued by the Valuation & Liquidity Committee of Diamond Hill Capital Management, Inc. (“DHCM” or the “Adviser”). In these cases, the Valuation & Liquidity Committee, established and appointed by the Board of Trustees of the Fund (the “Board”), determines in good faith, subject to Fund procedures, the fair value of portfolio securities held by the Fund (“good faith fair valuation”) pursuant to Rule 2a-5 under the 1940 Act. When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the Fund’s investments and the inputs used to value the investments as of December 31, 2025:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities (Assets)
Securitized*	$—	$124,402,484	$—	$124,402,484
Registered Investment Companies	7,040,287	—	—	7,040,287
Total	$7,040,287	$124,402,484	$—	$131,442,771

*	See Schedule of Investments for industry classification.

There were no transfers into or out of Level 3 for the for the year ended December 31, 2025.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Fund to approved borrowers. The contractual maturity of securities lending transactions is on an overnight and continuous basis. In exchange, the Fund receives cash and/or U.S. Treasury and government agency securities as collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in the Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible

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Diamond Hill Securitized Credit Fund
Notes to Financial Statements (Continued)
December 31, 2025

loss of income or value if the borrower fails to return them. The agreement indemnifies the Fund from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Fund retains a portion of its respective net securities lending income and pays State Street the remaining portion. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into a master netting agreement and collateral agreement with State Street that provide the Fund, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Fund. During the year ended December 31, 2025, the Fund did not have any securities on loan.

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method and included in interest income. Interest only stripped mortgage-backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Fund upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Share valuation — The NAV per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Income taxes — The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in the current tax year that remain subject to examination by all major tax jurisdictions, including federal and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or penalties.

DIAMOND HILL SECURITIZED CREDIT FUND | ANNUAL REPORT | DECEMBER 31, 2025 | DIAMOND-HILL.COM 17

Diamond Hill Securitized Credit Fund
Notes to Financial Statements (Continued)
December 31, 2025

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in the expenses of each class. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares of the Fund based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Principal Risk Factors

The principal risks of investing in the Fund are summarized below. For a more comprehensive list of potential risks the Fund may be subject to, please refer to the Fund’s Prospectus and Statement of Additional Information.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk - The Fund may invest in asset-backed, mortgage-related, and mortgage-backed securities, including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

CMOs and stripped mortgage-backed securities (“SMBSs”), including those structured as interest only (“IOs”) and principal only (“POs”), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of non-payment. The risk of default for “sub-prime” mortgages is generally higher than other types of MBS. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

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Diamond Hill Securitized Credit Fund
Notes to Financial Statements (Continued)
December 31, 2025

The values of IO and PO MBS are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid. The Fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the Adviser, the Fund could lose all or substantially all of its investment in inverse IOs.

Closed-End Structure Risk - The Fund is a closed-end investment company. It is designed for long-term investors and not as a trading vehicle. Unlike the shares of many closed-end investment companies, the Shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the Shares and the Fund expects that no secondary market will develop. Liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the Shares they desire in a quarterly repurchase offer.

Credit Risk - There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in Shares. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Current Market Environment Risk - Various sectors of the financial markets may experience an extended period of adverse conditions. Market uncertainty may increase dramatically, and these conditions may result in disruptions of the global credit markets, periods of reduced liquidity, greater general volatility, volatility of credit spreads, and a contraction of availability of credit and lack of price transparency. In particular, certain types of securitized vehicles may come under stress due to economic factors and trends, such as higher than expected interest rates, property vacancies and consumer stress. The Fund anticipates that a significant portion of its net assets may be illiquid and subject to these risks.

High Yield and Distressed Securities Risk - The Fund will purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. These investments may be issued by companies that are less creditworthy or financially distressed. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

DIAMOND HILL SECURITIZED CREDIT FUND | ANNUAL REPORT | DECEMBER 31, 2025 | DIAMOND-HILL.COM 19

Diamond Hill Securitized Credit Fund
Notes to Financial Statements (Continued)
December 31, 2025

Liquidity Risk - The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities and may be magnified during times of market stress. The Fund may not be able to meet the requests to redeem Shares without significant dilution of remaining investors’ interest in the Fund.

Market Risk - The value of the Fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the Fund, particular industries or overall securities markets. When the value of the Fund’s investments goes down, a shareholder’s investment in the Fund decreases in value. A variety of factors including interest rate levels, recessions, inflation, U.S. economic growth, war or acts of terrorism, natural disasters, political events, supply chain disruptions, trade barriers, staff shortages and widespread public health issues affect the securities markets. These events may cause volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. In addition, governmental responses to these events may negatively impact the capabilities of the Fund’s service providers, disrupt the Fund’s operations, result in substantial market volatility and adversely impact the prices and liquidity of the Fund’s investments.

Non-Diversification Risk - The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.

Investment Transactions

For the year ended December 31, 2025, purchases and sales (including maturities) of investment securities (excluding short-term securities, U.S. government obligations and in-kind transactions) were as follows:

Purchases	Sales
$111,556,577	$41,418,766

Investment Advisory Fees and Other Transactions with Affiliates

As of December 31, 2025, the Fund receives investment management and advisory services from DHCM under a Management Agreement that provides for fees to be paid monthly at an annual rate of 1.25% of the Fund’s average daily net assets. The Management Agreement is subject to annual approval by the Board. In addition, the Fund has entered into an Administrative and Transfer Agency Services Agreement pursuant to which DHCM renders administrative, transfer agency, fund accounting and supervisory services to the Fund, and whereby DHCM is paid a fee monthly at an annual rate of 0.50% for Class A and Class I Shares and 0.10% for Class R Shares of each class’ average daily net assets. These administrative fees are used to pay most of the Fund’s operating expenses except advisory fees, fees and expense of the custodian, brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), expenses related

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Diamond Hill Securitized Credit Fund
Notes to Financial Statements (Continued)
December 31, 2025

to conducting shareholders’ meetings and proxy solicitations, extraordinary or non-recurring expenses, and expenses that the Fund is authorized to pay pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a Distribution and Servicing Plan on behalf of the Fund’s Class A Shares (the “Plan”). Under the Plan, Class A Shares pay a Distribution and Servicing Fee monthly at an annual rate of 0.50% (of which 0.25% is a shareholder service fee and the remaining portion is a distribution fee) of Class A Shares average daily net assets. Class I and Class R Shares are not subject to any Distribution Fees. The Fund has entered into a Distribution Agreement on behalf of the Fund with Foreside Financial Services, LLC (“Distributor”). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of the Fund’s shares. As of December 31, 2025, no such Distribution and Servicing Fees were incurred by the Fund, as Class A Shares are not currently offered.

The Officers of the Fund are affiliated with DHCM. Such Officers receive no compensation from the Fund for serving in their respective roles.

Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, Northern Trust Company owned as a record shareholder 40% of the outstanding shares of the Fund.

Trustee Fees

The Independent Trustees are compensated for their services to the Fund by DHCM as part of the Administrative and Transfer Agency Services Agreement. The Independent Trustees were paid $30,000 in fees during the year ended December 31, 2025. In addition, DHCM reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

Contingencies and Commitments

The Fund indemnifies the Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund has entered into contracts that contain a variety of representations and warranties and provides general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

DIAMOND HILL SECURITIZED CREDIT FUND | ANNUAL REPORT | DECEMBER 31, 2025 | DIAMOND-HILL.COM 21

Diamond Hill Securitized Credit Fund
Notes to Financial Statements (Continued)
December 31, 2025

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Fund is determined in accordance with Federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the year or period ended December 31, 2025 and December 31, 2024 were as follows:

	December 31, 2025	December 31, 2024
Distributions paid from:
Ordinary income	$6,337,000	$954,041
Long-term capital gains	—	—
Total distributions	$6,337,000	$954,041

The following information was computed on a tax basis for each item as of December 31, 2025:

Net unrealized appreciation on investments	$6,878,131
Undistributed ordinary income	249,293
Accumulated capital and other losses	(2,084,500)
Distributable earnings	$5,042,924

As of December 31, 2025, the Fund’s federal tax cost of investments and net unrealized appreciation (depreciation) on investments was as follows:

Tax cost of investments	$124,564,640
Gross unrealized appreciation	7,361,683
Gross unrealized depreciation	(483,552)
Net unrealized appreciation on investments	$6,878,131

For the latest tax year ended December 31, 2025, the capital loss carry forwards (“CLCFs”) was as follows.

CLCFs not subject to expiration:

No expiration - short-term	$2,084,500
No expiration - long-term	—
$2,084,500

Reclassification of capital accounts - Reclassifications result primarily from the tax treatment of grantor trusts. The following reclassifications have no impact to the net assets or NAV per share of the Fund and are designed to present the Fund’s capital accounts on a tax basis:

Paid-In Capital	Distributable Earnings
$(728,288)	$728,288

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Diamond Hill Securitized Credit Fund
Notes to Financial Statements (Continued)
December 31, 2025

Share Repurchase Program

The Shares have no history of public trading, nor is it intended that the Shares will be listed on a public exchange at this time. No secondary market is expected to develop for the Shares.

The Fund is an “interval fund,” which is designed to provide some liquidity to shareholders by making quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum allowable amount of 5% of its outstanding Shares at the NAV applicable to the class of Shares repurchased. Shareholders will receive written notice of each quarterly repurchase offer (“Repurchase Offer Notice”) that includes the date the repurchase offer ends (“Repurchase Request Deadline”) and the date the repurchase price will be determined (“Repurchase Pricing Date”). Shares will be repurchased at the NAV per share determined on the Repurchasing Pricing Date.

During the year ended December 31, 2025, the Fund completed four quarterly repurchase offers. The results of the completed repurchase offers were as follows:

Commencement Date	February 24, 2025	May 29, 2025	August 28, 2025	November 27, 2025
Notice Date	February 24, 2025	May 29, 2025	August 28, 2025	November 27, 2025
Valuation Date	March 21, 2025	June 20, 2025	September 19, 2025	December 19, 2025
Valuation Date Net Asset Value – Class I Shares	$10.38	$10.53	$10.75	$10.77
Valuation Date Net Asset Value – Class R Shares	$10.38	$10.52	$10.75	$10.77
Shares Repurchased – Class I Shares	—	—	—	—
Shares Repurchased – Class R Shares	1,485	9,476	6,207	136,504
Value of Shares Repurchased – Class I Shares	$—	$—	$—	$—
Value of Shares Repurchased – Class R Shares	$15,416	$99,684	$66,728	$1,470,151
Percentage of Shares Repurchased – Class I Shares	—	—	—	—
Percentage of Shares Repurchased – Class R Shares	0.0%	0.1%	0.1%	1.1%
Percentage of Shares Repurchased – Total Fund	0.0%	0.1%	0.1%	1.1%

Subsequent Events

The Fund evaluated events from December 31, 2025 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Fund’s financial statements except for the following:

DIAMOND HILL SECURITIZED CREDIT FUND | ANNUAL REPORT | DECEMBER 31, 2025 | DIAMOND-HILL.COM 23

Diamond Hill Securitized Credit Fund
Notes to Financial Statements (Continued)
December 31, 2025

On December 10, 2025, Diamond Hill Investment Group, Inc. (“Diamond Hill”), First Eagle Investment Management, LLC (“First Eagle”) and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of DHCM. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

The Management Agreement between the Fund and DHCM will automatically terminate upon the closing of the transaction. In order for DHCM to continue to provide investment management services to the Fund after the transaction, shareholders are required by the 1940 Act to approve a new investment management agreement with DHCM.

In anticipation of the transaction described above, the Board, including the trustees who are not “interested persons” as that term is defined in the 1940 Act, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board; and (iii) authorized a special shareholder meeting at which shareholders of the Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board will be effective upon the closing of the transaction. Three of the current Trustees of the Fund will continue to serve as emeritus trustees after the closing.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund’s investment objectives or policies.

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Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of Trustees of
Diamond Hill Securitized Credit Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Diamond Hill Securitized Credit Fund (the “Fund”) as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended December 31, 2025 and for the period from September 30, 2024 (commencement of operations) through December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in net assets and the financial highlights for the year ended December 31, 2025 and for the period from September 30, 2024 (commencement of operations) through December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more funds advised by Diamond Hill Capital Management, Inc. since 2015.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 13, 2026

DIAMOND HILL SECURITIZED CREDIT FUND | ANNUAL REPORT | DECEMBER 31, 2025 | DIAMOND-HILL.COM 25

Diamond Hill Securitized Credit Fund
Other Items
December 31, 2025 (Unaudited)

Proxy Voting

The investment Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies will be voted during the twelve-month period ended June 30 are available without charge upon request by calling toll free number 1-888-226-5595, or through the Fund’s website at https://www.diamond-hill.com/investment-strategies/documents/funds/, or on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Portfolio Disclosure

The Fund files a complete listing of portfolio holdings for the Fund as of the end of the first and third quarters of each fiscal year on Part F to Form N-PORT. The complete listing is available on the Commission’s website. Monthly portfolio holdings are also available on www.diamond-hill.com.

Trustee Approval of Investment Advisory Agreement

Renewal of Investment Management Agreement

The Board of Trustees of Diamond Hill Securitized Credit Fund (the “Fund”) requested and the Adviser provided a broad range of information in connection with its consideration of the continuance of the Investment Management Agreement (“Management Agreement”) between the Fund and Diamond Hill Capital Management, Inc. (the “Adviser”). In approving the Management Agreement, the Board considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board based its conclusions in part on its consideration of the advisory arrangement in prior years and the Board’s ongoing review of fund performance and operations throughout the year. The Board reviewed the information at regularly scheduled meetings on July 23, 2025, and August 21, 2025, and by unanimous vote approved the continuation of the Management Agreement. In concluding to renew the Management Agreement, the Board discussed the following factors:

a)

Nature, Extent and Quality of Services. In considering the nature, extent, and quality of services provided by the Adviser to the Fund, the Board reviewed information provided by the Adviser relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Adviser’s compliance and regulatory history, including its Form ADV. The Board considered the nature, extent and quality of the services provided by the Adviser under the Management Agreement, including a review of the services provided thereunder and the Adviser’s overall reputation, integrity, and mission to serve its clients through a disciplined intrinsic-value-based approach to investment. The Board considered the Adviser’s experience and the capabilities and qualifications of its personnel, and the Adviser’s continued investment of significant resources in human capital to attract and retain top talent. The Board also reviewed the Adviser’s succession plan for key investment and management staff.

26 DIAMOND HILL SECURITIZED CREDIT FUND | ANNUAL REPORT | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Securitized Credit Fund
Other Items
December 31, 2025 (Unaudited) (Continued)

In addition, the Board reviewed information related to the compensation structure for portfolio manager and other key investment personnel. Finally, the Board noted that the Adviser will provide administrative services to the Fund under an Administrative and Transfer Agency Services Agreement (“Administration Agreement”).

b)

Investment Performance of the Funds. In evaluating the performance of the Fund, the Board receives and reviews detailed performance information for the Fund at its regularly scheduled meetings. In connection with the consideration of the Management Agreement, the Board reviewed the Fund’s absolute performance, performance relative to its benchmark, performance relative to a custom peer group, and performance relative to the Fund’s Morningstar category, each as of May 31 and June 30, 2025. The Board also considered performance of the Fund compared to the performance of similar funds and accounts managed by the Adviser. The Board concluded the performance of the Fund is being monitored and reasonably addressed, where appropriate.

c)	Reasonableness of Investment Advisory Fees. The Board noted that the contractual advisory fee rate under the Management Agreement is below the peer group average and the peer group median.

d)	Reasonableness of Total Expenses. The Board noted that the expense ratio for all share classes of the Fund is lower than the peer group average and peer group median.

e)

Reasonableness of Investment Advisory Fees as Compared to Fees Charged to Other Clients. The Board reviewed the fees paid by each of the Adviser’s other clients, as well as a summary of the differences in services provided and how these differences affect fees, including the difference between serving as an adviser versus a sub-adviser. The Board observed that the investment management fee charged by the Adviser to the Fund was comparable to the investment management fees the Adviser charges its other similarly managed accounts (i.e., separately managed accounts).

f)

Profitability. The Board considered the Fund’s profitability to the Adviser and the Adviser’s methodology for calculating its profitability. The Adviser discussed the level of assets the Fund will need to reach before becoming profitable. After discussion, the Board determined that they would continue to evaluate the Adviser’s profitability in connection with the next annual renewal of the Management agreement. The Board discussed that the Adviser is also the administrator to the Fund and the Board reviewed a separate profitability analysis relating to the administrative services provided to the Fund.

g)

Economies of Scale. The Board reviewed the potential extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. While many advisory firms reduce fees as assets under management increase with predetermined break points, the Board noted that the Adviser has adopted a different strategy. Rather than instituting break points, the Adviser targets its management fees to correspond to its mission to add value, meaning that rather than charging a lower fee on assets above a certain level, the Adviser prefers to close a strategy to new investors so that it can efficiently manage the Fund’s assets and attempt to fulfill its responsibility to add value to existing investors.

DIAMOND HILL SECURITIZED CREDIT FUND | ANNUAL REPORT | DECEMBER 31, 2025 | DIAMOND-HILL.COM 27

Diamond Hill Securitized Credit Fund
Other Items
December 31, 2025 (Unaudited) (Continued)

h)

Ancillary Benefits. The Board considered ancillary benefits received by the Adviser as a result of its relationship with the Fund. The Board noted that, as administrator to the Fund, the Adviser is expected to earn fees from the Fund for providing administrative services. The fees were shown separately in the profitability analysis presented to the Board.

In their deliberations, there was a comprehensive consideration of each of the factors above in connection with the Fund, and the Board concluded the compensation to be received by the Adviser from the Fund was fair and reasonable and the approval of the Management Agreement for the Fund was in the best interests of the Fund and its shareholders.

Approval of a New Investment Management Agreement

At meetings held on July 23, 2025 and August 21, 2025, the Board unanimously renewed the current Management Agreement. The Adviser is a wholly-owned subsidiary of Diamond Hill Investment Group, Inc. (“Diamond Hill Group”). Diamond Hill Group, First Eagle Investment Management, LLC (“First Eagle”) and Soar Christopher Holdings, Inc., a wholly-owned subsidiary of First Eagle (“Merger Sub”), have entered into an agreement and plan of merger pursuant to which Merger Sub will merge with and into Diamond Hill Group with Diamond Hill Group surviving as a wholly-owned subsidiary of First Eagle (the “Transaction”). The current Management Agreement will automatically terminate as a result of a change in the ownership of the Adviser.

In anticipation of the Transaction, the Board met with First Eagle on January 5, 2026. Among various topics, the Board discussed Diamond Hill’s view that continuation of Adviser’s services without interruption under the new Management Agreement was desirable and appropriate and in the best interests of the Fund and its shareholders. The Board met with representatives from Diamond Hill and legal counsel on January 14, 2026. At that meeting the Board voted unanimously to approve the new Management Agreement, to become effective upon the closing of the Transaction, and determined to recommend approval of the new Management Agreement to shareholders of the Fund. The terms of the new Management Agreement are identical in all material respects to the terms of the current Management Agreement, except for the dates of commencement and renewal. The Adviser will continue to serve the Fund with no change in the portfolio manager, the Fund’s investment objectives and policies, the services provided to the Fund, or the fees charged for services.

The Board’s determination to approve the new Management Agreement followed its consideration of various factors and review of written materials provided by Diamond Hill and First Eagle, including information relating to the Transaction. The Board also reviewed information that it had received in connection with the renewal of the current Management Agreement on August 21, 2025. That information included comprehensive fee, expense and performance information, including information comparing the Fund’s expenses and performance to peer funds and benchmarks. In concluding to approve the new Management Agreement, the Board discussed the following factors:

a)

Nature, Extent and Quality of Services. In considering the nature, extent, and quality of services provided by the Adviser to the Fund, the Board reviewed information provided by the Adviser relating to its operations and personnel, descriptions of its organizational

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Diamond Hill Securitized Credit Fund
Other Items
December 31, 2025 (Unaudited) (Continued)

and management structure, and information regarding the Adviser’s compliance and regulatory history, including its Form ADV. The Board reviewed similar information provided by First Eagle. The Board considered the nature, extent and quality of the services provided by the Adviser under the current Management Agreement, including a review of the services provided thereunder and the Adviser’s overall reputation, integrity, and mission to serve its clients through a disciplined intrinsic-value-based approach to investment. The Board observed continuity in Diamond Hill’s investment personnel. The Board noted that there was expected to be no changes to the nature, extent and quality of services provided by the Adviser under the new Management Agreement. The Board considered the Adviser’s experience and the capabilities and qualifications of its personnel, and the Adviser’s continued investment of significant resources in human capital to attract and retain top talent. The Board also noted the non-investment resources, infrastructure and personnel that would be available to the Fund after the Transaction, including additional personnel in operations, finance, risk management, fund administration, shareholder servicing, legal, compliance, technology, and cybersecurity functions. The Board considered any changes under the new Management Agreement, noting no change in the investment teams managing the Fund. The Board also reviewed the Adviser’s succession plan for key investment and management staff. In addition, the Board reviewed information related to the compensation structure for portfolio manager and other key investment personnel, noting any changes anticipated after the closing of the Transaction. Finally, the Board noted that the Adviser would continue to provide administrative services to the Fund under the Administration Agreement, although the Board did note the possibility of future changes to the Adviser’s services as the administrator to the Fund.

b)

Investment Performance of the Funds. In evaluating the performance of the Fund, the Board receives and reviews detailed performance information for the Fund at its regularly scheduled meetings. In connection with the consideration of the new Management Agreement, the Board reviewed the Fund’s absolute performance, performance relative to its benchmark, performance relative to a custom peer group, and performance relative to the Fund’s Morningstar category, each as of May 31, 2025, June 30, 2025 and November 30, 2025. The Board also considered performance of the Fund compared to the performance of similar funds and accounts managed by the Adviser. The Board noted that the Fund’s performance was higher than the median and average of its peer group for the period ended May 31, 2025. The Board concluded that the performance of the Fund is being monitored and reasonably addressed, where appropriate.

c)

Reasonableness of Investment Advisory Fees. The Board noted no changes to the contractual fee rates for the Fund under the New Management Agreement. The Board reviewed the fees to be paid to the Adviser under the new Management Agreement and compared them to the Fund’s peer group. They noted that management fees were within the range of the fee rates of the Fund’s peer group.

d)

Reasonableness of Total Expenses. The Board reviewed the total expenses for each share class of the Fund, noting that there were no anticipated changes under the new Management Agreement. The Board noted that the Fund’s actual total expenses were below the average total expenses of comparable funds within the Fund’s expense universe.

DIAMOND HILL SECURITIZED CREDIT FUND | ANNUAL REPORT | DECEMBER 31, 2025 | DIAMOND-HILL.COM 29

Diamond Hill Securitized Credit Fund
Other Items
December 31, 2025 (Unaudited) (Continued)

e)

Reasonableness of Investment Advisory Fees as Compared to Fees Charged to Other Clients. The Board reviewed the fees paid by each of the Adviser’s other clients previously provided at the July and August 2025 meetings, as well as a summary of the differences in services provided and how these differences affect fees, including the difference between serving as an adviser versus a sub-adviser. The Board observed that the investment management fee charged by the Adviser to the Fund was comparable to the investment management fees the Adviser charges its other similarly managed accounts (i.e., separately managed accounts).

f)

Profitability. The Board considered the Fund’s profitability to the Adviser and the Adviser’s methodology for calculating its profitability. The Board observed that the Adviser’s pre-tax profit margin under the current Management Agreement and anticipated profitability under the new Management Agreement represented a fair and entrepreneurial profit for managing the Fund. The Board discussed that the Adviser would continue to be the administrator to the Fund and the Board reviewed a separate profitability analysis at the November 20, 2025 meeting relating to the administrative services provided to the Fund. The Board noted that the profit margin under the Administration Agreement represented a fair and entrepreneurial profit for serving as administrator to the Fund.

g)

Economies of Scale. The Board reviewed the potential extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. While many advisory firms reduce fees as assets under management increase with predetermined break points, the Board noted that the Adviser has adopted a different strategy. Rather than instituting break points, the Adviser targets its management fees to correspond to its mission to add value, meaning that rather than charging a lower fee on assets above a certain level, the Adviser prefers to close a strategy to new investors so that it can efficiently manage the Fund’s assets and attempt to fulfill its responsibility to add value to existing investors. Additionally, the Board noted First Eagle’s investment in a sales and service infrastructure that has the potential to more widely distribute the Fund, which could result in economies of scale. The Board considered the impact of the Transaction, noting that it expected to result in potential operational economies of scale because of the long-term efforts to integrate the operations and systems of the Adviser and First Eagle toward a single operational platform for the benefit of the Fund and its shareholder..

h)

Ancillary Benefits. The Board considered ancillary benefits received by the Adviser as a result of its relationship with the Fund. The Board noted that, as administrator to the Fund, the Adviser is expected to earn fees from the Fund for providing administrative services. The fees were shown separately in the profitability analysis presented to the Board. The Board also noted that the Fund’s support structure and compliance program has helped the Adviser develop and launch other investment products, including a collective investment trust, and to provide model delivery services in the same strategies as the Fund. The Board considered the anticipated ancillary benefits as a result of the Transaction, which include (i) continuity of portfolio management and operating efficiencies due to the greater scale of the resulting combined organization that may be achieved following the Transaction; (ii) increased distribution capabilities, including a significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased

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Diamond Hill Securitized Credit Fund
Other Items
December 31, 2025 (Unaudited) (Continued)

economies of scale; (iii) the speed with which First Eagle can get new products and strategies to scale, which reduces the expenses associated with those products and strategies, and (iv) increased opportunities for asset growth due to the increased number of funds in the Fund Complex and economies of scale through the potential to negotiate lower fee rates from service providers and to determine fees based on the assets of a larger fund complex.

In their deliberations, there was a comprehensive consideration of each of the factors above in connection with the Fund, and the Board concluded the compensation to be received by the Adviser from the Fund was fair and reasonable and the approval of the new Management Agreement for the Fund was in the best interests of the Fund and its shareholders.

In reaching its conclusions, with respect to the Fund, the Board did not identify any single controlling factor. Rather, the Board noted that a combination of factors influenced its decision-making process. Based upon its review of the factors discussed above and any other factors deemed relevant, the Board, including a majority of the Independent Trustees, determined that the new Management Agreement was fair and reasonable, that the Adviser’s management fees are reasonable in light of the services provided to the Fund and the benefits received by the Adviser, and that approval of the new Management Agreement would be in the best interests of the Fund.

DIAMOND HILL SECURITIZED CREDIT FUND | ANNUAL REPORT | DECEMBER 31, 2025 | DIAMOND-HILL.COM 31

Diamond Hill Securitized Credit Fund
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited)

	Account value at the beginning of the period ($)	Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Actual	Hypothetical	Actual	Hypothetical	Actual

Class I	1,000.00	1,035.30	1,016.38	8.98	8.89	1.75%
Class R	1,000.00	1,036.30	1,018.40	6.93	6.87	1.35%

*

Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

32 DIAMOND HILL SECURITIZED CREDIT FUND | ANNUAL REPORT | DECEMBER 31, 2025 | DIAMOND-HILL.COM

Diamond Hill Securitized Credit Fund
Management of the Trust
(Unaudited)

The names of the Trustees and officers of the Trust are shown below.

TRUSTEES

Name and Year of Birth	Position Held	Year First Elected a Trustee of the Fund[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[2]
Tamara L. Fagely Year of Birth: 1958	Independent Trustee - Chairperson	Since 2024	Retired, January 2014 to present; Chief Operations Officer, Hartford Funds, 2012 to 2013; Chief Financial Officer, Hartford Funds, 2010 to 2012; Treasurer, Hartford Funds, 2001 to 2012	13

Diamond Hill Funds, November 2014, to present; Allianz Variable Insurance Products Trust and Allianz Variable Insurance Products Fund of Funds Trust, December 2017 to present; AIM ETF Products Trust, February 2020 to present

Jody T. Foster Year of Birth: 1969	Independent Trustee	Since 2024	Chief Executive Officer, Symphony Consulting, 2010 to present	13	Diamond Hill Funds, February 2022 to present: Voya Funds, September 2025 to present; Hussman Investment Trust, June 2016 to July 2025; Forum CRE Income Fund, April 2021 to January 2022
John T. Kelly-Jones Year of Birth: 1960	Independent Trustee	Since 2024	Retired, December 2017 to present; Partner, COO and CCO, Independent Franchise Partners, LLP, June 2009 to November 2017	13	Diamond Hill Funds, May 2019 to present
Jo Ann Quinif Year of Birth: 1976	Interested Trustee	Since 2024	President, Diamond Hill Capital Management, Inc. April 2023 to present; Chief Client Officer, Diamond Hill Capital Management, Inc., May 2020 to present; Managing Director - Business Development and Marketing, Diamond Hill Capital Management, Inc., September 2017 to May 2020.	1	None

DIAMOND HILL SECURITIZED CREDIT FUND | ANNUAL REPORT | DECEMBER 31, 2025 | DIAMOND-HILL.COM 33

Diamond Hill Securitized Credit Fund
Management of the Trust
(Unaudited) (Continued)

OFFICERS

Name and Year of Birth	Position Held	Year First Elected to Current Officer Position of the Fund[1]	Principal Occupation(s) During Past Five Years
Jo Ann Quinif Year of Birth: 1976	President	Since 2024

President, Diamond Hill Capital Management, Inc. April 2023 to present; Chief Client Officer, Diamond Hill Capital Management, Inc., May 2020 to present; Managing Director - Business Development and Marketing, Diamond Hill Capital Management, Inc., September 2017 to May 2020.

Karen R. Colvin Year of Birth: 1966	Vice President Secretary	Since 2024	Director-Fund Administration & Sales Support, Diamond Hill Capital Management, Inc., June 2009 to present.
Alyssa A. Bentz Year of Birth: 1981	Chief Compliance Officer Anti-Money Laundering Officer	Since 2024

Chief Compliance Officer of Diamond Hill Capital Management, Inc., May 2024 to present; Chief Compliance Officer, U.S. Bancorp Asset Management, Inc., July 2021 to March 2024; Compliance Manager, U.S. Bancorp Asset Management, Inc., December 2015 to July 2021.

Julie A. Roach Year of Birth: 1971	Treasurer	Since 2024	Director-Fund Administration, Diamond Hill Capital Management, Inc., September 2017 to present.

[1]

Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Fund until their resignation, removal or retirement. Trustees have a 10-year term limit. Each Officer is elected by the Trustees for a renewable 1-year term to serve the Fund or until their resignation, removal or retirement. The address for all Trustees and Officers is 325 John H. McConnell Blvd., Suite 200,Columbus, OH 43215.

[2]	This includes all directorships (other than those in the Fund) that are held by each Trustee as a director of a public company or a registered investment company in the last 5 years.

[3]	The complex includes the Fund, as well as each of the Diamond Hill Funds, a series of registered investment companies that are affiliated registrants not discussed in this report.

The Fund’s Statement of Additional Information includes information about the Trustees and is available free of charge, upon request, by calling toll free at 888-226-5595.

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INVESTMENT ADVISER: DIAMOND HILL CAPITAL MANAGEMENT, INC.

DISTRIBUTOR: FORESIDE FINANCIAL SERVICES, LLC (MEMBER FINRA)

DIAMOND-HILL.COM | 855.255.8955 | 325 JOHN H. MCCONNELL BLVD | SUITE 200 | COLUMBUS, OHIO | 43215

DHSC-AR123125

(b)	Included with (a)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Ms. Tamara L. Fagely and Ms. Jody T. Foster, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. Audit fees totaled $26,000 and $30,000 in fiscal 2025 and 2024, respectively. 2025 and 2024 fees include fees associated with the annual audit and filings of the registrant.

(b) Audit-Related Fees. There were no audit-related fees in fiscal 2025 and 2024.

(c) Tax Fees. Fees for tax compliance services totaled $4,500 and $4,500 in fiscal 2025 and 2024, respectively.

(d) All Other Fees. All other fees totaled $0 and $0 in fiscal 2025 and 2024, respectively.

(e)(1) Audit Committee Pre-Approval Policies. The Audit Committee’s pre-approval policies describe the types of audit, audit-related, tax and other services that may receive the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Audit Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services,” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-CEN and Form N-CSR), tax services that have historically been provided by the auditor that the Audit Committee believes would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence and permissible non-audit services classified as “all other services” that are routine and recurring services.

(e)(2) All of the services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) During the audit of the registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employee.

(g) The aggregate non-audit fees for services to the registrant, and services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $305,000 and $268,750 in 2025 and 2024, respectively.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i) Not applicable

(j) Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a) The Registrant’s schedule(s) of investments is included in the Financial Statements under Item 1 of this form.

(b) Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 1

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The registrant has delegated proxy voting responsibilities with respect to the registrant to the investment adviser, subject to the general oversight of the board of trustees. The investment adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940 consistent with its fiduciary obligations and the Proxy Policy has been approved by the board of trustees of the registrant as the policies and procedures that the investment adviser will use when voting proxies on behalf of the registrant. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised prudently and solely in the best economic interests of the registrant and its shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Any conflict between the interests of the registrant's shareholders, on one hand, and those of the investment adviser or principal underwriter on the other will be reported to the board of trustees and the board of trustees will provide direction to the investment adviser on how to vote the proxy.

The Proxy Policy sets forth the investment adviser’s voting guidelines. The guidelines contain information about the key objectives in voting proxies, various client and investment adviser decision methods, conflicts of interest, general voting principles, and detailed explanations on how the investment adviser will typically vote on certain matters that are typically up for shareholder vote. Each vote is ultimately determined on a case-by-case basis, taking into consideration all relevant facts and circumstances at the time of the vote.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Identification of Portfolio Manager(s) and Description of Role of Portfolio Manager(s)

All information included in this Item is as of February 28, 2026, unless otherwise noted.

The following table provides biographical information about the Portfolio Manager, who is primarily responsible for the day-to-day portfolio management of the registrant as of the date hereof:

Name of Portfolio Manager	Title	Length of Time of Service to the Registrant	Principal Occupation During the past 5 years
Henry (Xiaohan) Song	Portfolio Manager	Since 09/30/2024	Portfolio Manager with Diamond Hill Capital Management, Inc. since June 2016. Portfolio Manager with J.P. Morgan Investment Management, Inc. from 2005-2016.

(a)(2) Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest.

The following table provides information about portfolios and accounts, other than the registrant, for which the Portfolio Manager is primarily responsible for the day-to-day portfolio management as of December 31, 2025:

Name	Account Category	Number of Accounts	Total Assets in Accounts*	Accounts Where Advisory Fee is Based on Account Performance	Accounts Where Advisory Fee is Based on Account Performance
	Registered Investment Company	4	$8,073,807,451	—	$—
Henry Song, Portfolio Manager	Other Pooled Investment Vehicles	1	$216,022,017	—	$—
	Other Accounts	5	$521,756,403	—	$—

*	Assets as of 12/31/25

Potential Conflicts of Interests

Whenever a portfolio manager of the registrant manages other accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of the registrant and the investment strategy of the other accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the fact that other accounts require the portfolio manager to devote less than all of his or her time to the registrant may be seen itself to constitute a conflict with the interest of the registrant.

Each portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by the registrant. Securities selected for funds or accounts other than the registrant may outperform the securities selected for the registrant. In addition, some of these accounts managed by the portfolio managers may have fee structures, including performance fees, that are or have the potential to be higher, in some cases significantly higher, than the fees the investment adviser receives for managing the registrant. Finally, if the portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the registrant may not be able to take advantage of that opportunity due to an allocation of that opportunity to or across eligible funds and accounts. Diamond Hill Capital Management, Inc. (“DHCM”) policies, however, require that portfolio managers allocate investment opportunities among accounts managed by them in an equitable manner over time. Orders are normally allocated on a pro rata basis, except that in certain circumstances, such as the small size of an issue, orders will be allocated among clients in a manner believed by DHCM to be fair and equitable over time.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management, which indirectly links compensation to sales. Also, potential conflicts of interest may arise since the structure of DHCM’s compensation may vary from account to account.

DHCM has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

(a)(3) Compensation Structure of Portfolio Manager(s) as of December 31, 2025

The investment adviser receives a fee based on the assets under management of the registrant as set forth in the Investment Advisory Agreement between the registrant and the investment adviser. The investment adviser pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the registrant.

DHCM’s methodology for measuring and rewarding the contribution made by portfolio managers combines quantitative measures with qualitative measures. The registrant’s portfolio managers are compensated for their services to the registrant and to other accounts they manage in a combination of base salary and annual discretionary bonus, as well as the standard retirement, health and welfare benefits available to all DHCM employees. Certain portfolio managers may also receive awards under a long-term incentive program. Base salary of DHCM’s employees is determined by reference to the level of responsibility inherent in the role and the experience of the incumbent, and is benchmarked annually against market data to ensure that DHCM is paying competitively. DHCM reviews base salaries annually, targeting increases at employees whose roles have increased in scope materially during the year and those whose salary is behind market rates. At more senior levels, base salaries tend to be adjusted less frequently as the emphasis is increasingly on the discretionary bonus. Discretionary bonuses for portfolio managers may be comprised of an agreed contractual floor, a revenue component and/or a discretionary component. Any discretionary bonus is determined by a number of factors. At a macro level the total amount available to spend is a function of the bonus to pre-bonus profit ratio before tax and the compensation to revenue ratio achieved by DHCM globally. DHCM then assesses the performance of the division and of a management team to determine the share of the aggregate bonus pool that is spent in each area. This focus on “team” maintains consistency and minimizes internal competition that may be detrimental to the interests of DHCM’s clients. For each team, DHCM assesses the performance of their funds relative to competitors and to relevant benchmarks (which may be internally-and/or externally-based and are considered over a range of performance periods), the level of funds under management, and the level of performance fees generated, if any. DHCM also reviews “softer” factors such as leadership, contribution to other parts of the business, and an assessment of the employee’s behavior and the extent to which it is in line with our corporate values of excellence, integrity, teamwork, passion and innovation.

(a)(4) Disclosure of Securities Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in the registrant as of December 31, 2025:

Portfolio Manager (PM)	Dollar Range of Fund Shares Beneficially Owned
Henry (Xiaohan) Song	Over $1,000,000

(b) Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not required.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5) Change in the registrant’s independent public accountant: Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Diamond Hill Securitized Credit Fund

By (Signature and Title)	/s/ Jo Ann Quinif
Jo Ann Quinif, Principal Executive Officer

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jo Ann Quinif
Jo Ann Quinif, Principal Executive Officer

Date:	February 20, 2026

By (Signature and Title)	/s/ Julie A. Roach
Julie A. Roach, Principal Financial Officer

Date:	February 20, 2026